Other investments (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Other investments
Total, Non-current	$ 2,223	$ 1,632
Fixed income securities at fair value through profit and loss	8	37
Cash collateral pledged to counterparties	22	129
Total, Current	30	166
Equity securities
Other investments
Equity securities at fair value through Other comprehensive income	2,212	$ 1,632
Fixed income securities
Other investments
Equity securities at fair value through profit and loss	$ 11